LONG TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2021
Long-term Debt, by Current and Noncurrent [Abstract]
Schedule of Maturities on Long Term Loans	Maturities on long term loans are as follows:
Year	Amount
2022	$691
2023	877
2024	877
2025	738
2026 and after	3,487
$6,670